Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Amortization expense	$ 481,728	$ 8,888,601	$ 3,399,649
Impairment charges on intangible assets	3,708,247	20,738,130
Indefinite-Lived Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Impairment charges on intangible assets	3,708,247	20,738,130
License and Patents [Member]
Intangible Assets, Net [Line Items]
Impairment charges on intangible assets	$ 3,700,000	$ 20,700,000